UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07381

T. Rowe Price Health Sciences Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

Health Sciences Fund	March 31, 2017

T. Rowe Price Health Sciences Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 98.7%		
BIOTECHNOLOGY 33.4%		
Major Biotechnology 10.2%		
Alkermes (1)	1,915,219	112,040
Amgen	796,300	130,649
Amicus Therapeutics (1)	2,340,145	16,685
Array BioPharma (1)	2,099,821	18,773
Biogen (1)	753,913	206,135
Celgene (1)	617,102	76,786
Gilead Sciences	2,428,956	164,975
Neurocrine Biosciences (1)	1,648,228	71,368
Seattle Genetics (1)	436,760	27,455
Vertex Pharmaceuticals (1)	2,458,667	268,855
		1,093,721
Other Biotechnology 23.2%		
ACADIA Pharmaceuticals (1)	1,298,631	44,647
Acceleron Pharma (1)	1,213,902	32,132
Acerta Pharma, Class B Acquisition Date: 5/12/15 – 2/3/16 Cost $4,041 (1)(2)(3)	159,731,910	10,276
Acorda Therapeutics (1)	285,900	6,004
Agios Pharmaceuticals (1)	533,200	31,139
Aimmune Therapeutics (1)	636,360	13,828
Alder Biopharmaceuticals (1)	318,700	6,629
Alexion Pharmaceuticals (1)	2,436,149	295,359
Alnylam Pharmaceuticals (1)	856,800	43,911
Aquinox Pharmaceuticals (1)(4)	1,436,154	23,969
Ardelyx (1)	813,726	10,294
Audentes Therapeutics (1)	460,798	7,852
Avexis (1)	508,320	38,648
Axovant Sciences (1)	1,715,753	25,633
BeiGene, ADR (1)	497,707	18,221
BeiGene, Acquisition Date: 4/21/15 – 9/15/16, Cost $- (1)(2)	2	—
Bellicum Pharmaceuticals (1)	282,737	3,489

BioMarin Pharmaceutical (1)	905,647	79,498
Bluebird Bio (1)	985,479	89,580
Blueprint Medicines (1)	643,573	25,736
Clovis Oncology (1)	178,466	11,363
Coherus Biosciences (1)	584,386	12,360
Corvus Pharmaceuticals (1)	411,810	8,553
Dyax (1)(3)	2,445,183	5,991
Editas Medicine (1)	629,377	14,048
Exelixis (1)	2,906,915	62,993
FibroGen (1)	502,617	12,389
Incyte (1)	2,522,928	337,240
Innate Pharma (EUR) (1)	507,589	6,312
Insmed (1)(4)	3,946,172	69,097
Intra-Cellular Therapies (1)	260,600	4,235
Ionis Pharmaceuticals (1)	408,700	16,430
Juno Therapeutics (1)	624,300	13,853
Kite Pharma (1)	1,049,871	82,404
Merus (1)	321,629	7,841
Minerva Neurosciences (1)	505,600	4,095
Nektar Therapeutics (1)	302,200	7,093
Proteostasis Therapeutics (1)	472,800	3,697
Prothena (1)	1,645,810	91,820
Puma Biotechnology (1)	651,181	24,224
Radius Health (1)	1,163,060	44,952
Regeneron Pharmaceuticals (1)	628,350	243,492
Retrophin (1)	405,889	7,493
RPI International Holdings, Partnership Acquisition Date: 5/21/15, Cost $13,552 (2)(3)	114,947	15,797
SAGE Therapeutics (1)	1,162,756	82,637
Sarepta Therapeutics (1)	267,200	7,909
Seres Therapeutics (1)	291,646	3,287
Spark Therapeutics (1)	1,179,771	62,929
TESARO (1)	1,856,336	285,634
Therapeutics MD (1)	8,422,982	60,645
Ultragenyx Pharmaceutical (1)	664,551	45,043

WaVe Life Sciences (1)	153,500	4,221
Xencor (1)	1,059,611	25,346
		2,492,268
Total Biotechnology		3,585,989

LIFE SCIENCES 7.0%

Life Sciences 7.0%		
Advanced Accelerator Applications, ADR (1)	903,718	36,022
Agilent Technologies	4,261,280	225,294
Bruker	1,519,264	35,444
Danaher	773,100	66,123
GenMark Diagnostics (1)	2,045,140	26,219
Illumina (1)	176,744	30,160
Mettler-Toledo International (1)	112,750	53,997
Oxford Immunotec Global (1)	296,046	4,586
Thermo Fisher Scientific	1,813,899	278,615
Total Life Sciences		756,460

PHARMACEUTICALS 17.2%

European Major - Pharmaceuticals 0.0%		
Zeneca, Acquisition Date: 7/18/13, Cost $0 (1)(2)(3)	375,635	231
		231
Major Pharmaceuticals 15.5%		
AbbVie	1,261,892	82,225
Allergan	1,392,763	332,759
Astellas Pharma (JPY)	2,406,300	31,736
AstraZeneca, ADR	3,966,700	123,523
Bristol-Myers Squibb	2,751,374	149,620
Chugai Pharmaceutical (JPY)	1,027,500	35,370
Eisai (JPY)	588,900	30,583
Eli Lilly	2,187,380	183,981
Endo International (1)	414,375	4,624

Ironwood Pharmaceuticals (1)	4,913,686	83,827
Merck	2,947,100	187,259
Mylan (1)	1,175,900	45,848
Roche Holding (CHF)	313,088	80,067
Sanofi (EUR)	711,384	64,306
Shire, ADR	986,981	171,962
Teva Pharmaceutical Industries, ADR	1,649,050	52,918
		1,660,608
Specialty Pharmaceuticals 1.7%		
GW Pharmaceuticals, ADR (1)	369,071	44,636
Mallinckrodt (1)	1,962,575	87,472
Pacira Pharmaceuticals (1)	222,105	10,128
Zoetis	741,678	39,583
		181,819
Total Pharmaceuticals		1,842,658
PRODUCTS & DEVICES 14.8%		
Implants 11.9%		
Abbott Laboratories	327,100	14,526
Align Technology (1)	289,300	33,186
Becton, Dickinson & Company	2,183,338	400,511
Dentsply Sirona	517,347	32,303
Endologix (1)	677,500	4,905
Intuitive Surgical (1)	423,982	324,969
K2M Group Holdings (1)	591,692	12,136
Medtronic	1,515,400	122,081
Stryker	1,584,200	208,560
Teleflex	248,333	48,110
Wright Medical (1)	2,319,592	72,186
Wright Medical, Rights, 1/2/24 (1)	101,207	155
		1,273,628

Other Products & Devices 2.9%		
Cooper Companies	395,408	79,038
Dexcom (1)	689,179	58,394
Hologic (1)	3,192,300	135,832
JAND, Class A, Acquisition Date: 4/23/15, Cost $6,309 (1)(2)(3)	549,273	5,147
Lantheus Holdings (1)(4)	3,044,181	38,052
		316,463
Total Products & Devices		1,590,091
SERVICES 25.1%		
Distribution 2.8%		
Henry Schein (1)	352,854	59,975
McKesson	327,959	48,623
Walgreens Boots Alliance	2,279,217	189,289
		297,887
Information 0.6%		
athenahealth (1)	608,892	68,616
		68,616
Other Services 0.8%		
HMS Holdings (1)	590,500	12,005
West Pharmaceutical Services	838,297	68,413
		80,418
Payors 16.0%		
Aetna	1,395,997	178,059
Anthem	1,156,400	191,246
Centene (1)	2,703,828	192,675
Cigna	1,937,283	283,793
Humana	1,374,402	283,319
UnitedHealth Group	3,339,700	547,744
WellCare Health Plans (1)	308,089	43,197
		1,720,033

Providers 4.9%		
Acadia Healthcare (1)	1,630,900	71,107
DaVita (1)	1,291,610	87,791
Envision Healthcare (1)	1,106,294	67,838
Fresenius Medical Care (EUR)	375,486	31,661
HCA Holdings (1)	2,093,693	186,318
Universal Health Services, Class B	697,093	86,753
		531,468
Total Services		2,698,422
Total Miscellaneous Common Stocks 1.2% (5)		130,689
Total Common Stocks (Cost $6,701,506)		10,604,309
CONVERTIBLE PREFERRED STOCKS 0.6%		
BIOTECHNOLOGY 0.0%		
OTHER BIOTECHNOLOGY 0.0%		
Ovid Therapeutics, Series B, Acquisition Date: 8/10/15 Cost $3,271 (1)(2)(3)	525,051	2,011
Total Biotechnology		2,011
PROCESS INDUSTRIES 0.4%		
HEALTH CARE 0.4%		
Allergan, Series A	44,656	37,677
Total Process Industries		37,677
PRODUCTS & DEVICES 0.1%		
OTHER PRODUCTS & DEVICES 0.1%		
JAND, Series D, Acquisition Date: 4/23/15 Cost $14,087 (1)(2)(3)	1,226,526	11,493

ShockWave Medical, Series C, Acquisition Date: 11/10/16 Cost $2,979 (1)(2)(3)	2,949,942	2,979
Total Products & Devices		14,472
SERVICES 0.1%		
INFORMATION 0.1%		
Doximity, Series C, Acquisition Date: 4/10/14 Cost $4,993 (1)(2)(3)	1,035,633	5,167
Total Services		5,167
Total Convertible Preferred Stocks (Cost $63,332)		59,327
CONVERTIBLE BONDS 0.2%		
Ironwood Pharmaceuticals, 2.25%, 6/15/22	14,233,000	17,799
Total Convertible Bonds (Cost $14,233)		17,799
SHORT-TERM INVESTMENTS 0.5%		
Money Market Funds 0.5%		
T. Rowe Price Government Reserve Fund, 0.66% (4)(6)	54,935,961	54,936
Total Short-Term Investments (Cost $54,936)		54,936
Total Investments in Securities		
100.0% of Net Assets (Cost $6,834,007)		$ 10,736,371

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $53,101 and represents 0.5% of net assets.

(3) Level 3 in fair value hierarchy. See Note 2.

(4) Affiliated Company

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2017:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2017, totaled $1,020,000 for the period ended March 31, 2017. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers into Level 3 resulted from a lack of observable market data for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments for federal income tax purposes was $6,834,007,000. Net unrealized gain aggregated $3,901,929,000 at period-end, of which $4,125,482,000 related to appreciated investments and $223,553,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2017